OPERATING LEASES	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of June 30, 2022, we had leased in one vessel from SFL and three vessels from unrelated third parties, all of which were classified as operating leases. Additionally, as of June 30, 2022 and December 31, 2021 we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2022. With reference to Note 21, "Related Party Transactions", charter contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) until the third quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,695 for SFL operating lease in the first six months of 2022 and we incurred $1.5 million in total profit share for all eight SFL vessels in the first six months of 2022 ($1.2 million profit share in the first six months of 2021). Contingent or variable lease expense for the eight SFL leases was recorded in 2022 as interest expense of $0.9 million. In six months ended June 30, 2021, we recorded the variable lease expense of $1.2 million. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years.

For the Ultramax vessel, Golden Hawk, the daily rate was $13,200 up to expiry of fixed term contract in February 2022. In 2021, we extended Golden Hawk lease for approximately one year by using extension option in the contract. The daily rate during extension period is $13,700. In 2022 we did not pay any indexed linked compensation. In the first six months of 2021, index linked compensation amounted to $1.5 million and was based on the agreement, that if the 6-T/C Baltic Exchange Supramax index exceeds the daily rate of $13,200, any such excess should be paid to the lessor but limited to the agreed compensation of $1.75 million. Full compensation was paid in 2021.

In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. In February 2022, we exercised the option to extend Admiral Schmidt and Vitus Bering contracts for one year each. Further, in May 2022, we signed a memoranda of agreement with owners of Admiral Schmidt and Vitus Bering, whereby we redelivered the vessels to their owners for a period of up to six months. The charterparty agreements remain unchanged and stay in force subject to the aforementioned memoranda of agreement. Exercise of extension options and suspension of the charter contract resulted in reassessment of lease liability which was recorded as additions to right of use assets and right of use liabilities as described below in the total amount of $9.5 million.

Further, based on the contracts, for certain trades, a profit-sharing scheme between charterers and the owners comes into effect. In the first half of 2022, we did not incur any expense due to profit sharing schemes for these vessels ($0.2 million in the first half of 2021).

We have allocated the consideration due under the leases above between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. For leases and vessels chartered in on a short-term time charters, we have presented a total of $7.5 million and $10.3 million of the non-lease component, or service element, under ship operating expenses for the first half of 2022 and 2021, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.3 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2022 and for the first six months of 2021, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2022	12,181	3,381	2,308	2,095	19,965
Additions	—	—	9,484	—	9,484
Amortization	(903)	(1,178)	(1,456)	(260)	(3,797)
Impairment	—	—	—	—	—
Balance at June 30, 2022	11,278	2,203	10,336	1,835	25,652

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2022, we recorded no impairment of right of use assets for operating leases.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2022	15,892	3,630	7,176	2,069	28,767
Additions	—	—	9,484	—	9,484
Repayments	(1,412)	(1,417)	(2,214)	(353)	(5,396)
Foreign exchange translation	—	—	—	(10)	(10)
Balance at June 30, 2022	14,480	2,213	14,446	1,706	32,845
Current portion	2,127	2,213	6,872	483	11,695
Non-current portion	12,353	—	7,574	1,223	21,150

Charter hire and office rent expense
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
2022 (remaining six months)	6,465
2023	13,493
2024	5,991
2025	3,289
2026	2,809
2027	2,809
Thereafter	1,960
Total minimum lease payments	36,816
Less: Imputed interest	(3,971)
Present value of operating lease liabilities	32,845

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

In the six months ended June 30, 2022, the future rental payments include $1.9 million (in the six months ended June 30, 2021: $2.2 million) in relation to office rent costs and $34.9 million (six months ended June 2021: $37.2 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases, including short term leases, was $26.2 million for the six months ended June 30, 2022 (six months ended June 30, 2021: $41.0 million). Total cash paid in respect of operating leases was $25.8 million in six months ended June 30, 2022 (six months ended June 30, 2021: $40.3 million). The weighted average discount rate in relation to our operating leases was 4.81% and 5.14% for the six months ended June 30, 2022 and June 30, 2021, respectively. The weighted average lease term was 4.0 years and 4.9 years for the period ended June 30, 2022 and June 30, 2021, respectively.

Rental income

As of June 30, 2022, we leased out six vessels on fixed time charter rates (December 31, 2021: eight vessels) and 27 vessels (December 31, 2021: 26 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
2022 (remaining six months)	21,977
2023	5,888
2024	—
2025	—
2026	—
Thereafter	—
Total minimum lease receipts	27,865

An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and, as such, these contracts are essentially operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of June 30, 2022, the cost and accumulated depreciation of the 33 vessels which were leased out to third parties, were $1,668.9 million and $330.0 million, respectively. As of December 31, 2021, the cost and accumulated depreciation of the 34 vessels which were leased out to third parties, were $1,637.3 million and $308.1 million, respectively.

OPERATING LEASES	OPERATING LEASES
As of June 30, 2022, we had leased in one vessel from SFL and three vessels from unrelated third parties, all of which were classified as operating leases. Additionally, as of June 30, 2022 and December 31, 2021 we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2022. With reference to Note 21, "Related Party Transactions", charter contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) until the third quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,695 for SFL operating lease in the first six months of 2022 and we incurred $1.5 million in total profit share for all eight SFL vessels in the first six months of 2022 ($1.2 million profit share in the first six months of 2021). Contingent or variable lease expense for the eight SFL leases was recorded in 2022 as interest expense of $0.9 million. In six months ended June 30, 2021, we recorded the variable lease expense of $1.2 million. We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years.

For the Ultramax vessel, Golden Hawk, the daily rate was $13,200 up to expiry of fixed term contract in February 2022. In 2021, we extended Golden Hawk lease for approximately one year by using extension option in the contract. The daily rate during extension period is $13,700. In 2022 we did not pay any indexed linked compensation. In the first six months of 2021, index linked compensation amounted to $1.5 million and was based on the agreement, that if the 6-T/C Baltic Exchange Supramax index exceeds the daily rate of $13,200, any such excess should be paid to the lessor but limited to the agreed compensation of $1.75 million. Full compensation was paid in 2021.

In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. In February 2022, we exercised the option to extend Admiral Schmidt and Vitus Bering contracts for one year each. Further, in May 2022, we signed a memoranda of agreement with owners of Admiral Schmidt and Vitus Bering, whereby we redelivered the vessels to their owners for a period of up to six months. The charterparty agreements remain unchanged and stay in force subject to the aforementioned memoranda of agreement. Exercise of extension options and suspension of the charter contract resulted in reassessment of lease liability which was recorded as additions to right of use assets and right of use liabilities as described below in the total amount of $9.5 million.

Further, based on the contracts, for certain trades, a profit-sharing scheme between charterers and the owners comes into effect. In the first half of 2022, we did not incur any expense due to profit sharing schemes for these vessels ($0.2 million in the first half of 2021).

We have allocated the consideration due under the leases above between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. For leases and vessels chartered in on a short-term time charters, we have presented a total of $7.5 million and $10.3 million of the non-lease component, or service element, under ship operating expenses for the first half of 2022 and 2021, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.3 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2022 and for the first six months of 2021, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2022	12,181	3,381	2,308	2,095	19,965
Additions	—	—	9,484	—	9,484
Amortization	(903)	(1,178)	(1,456)	(260)	(3,797)
Impairment	—	—	—	—	—
Balance at June 30, 2022	11,278	2,203	10,336	1,835	25,652

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2022, we recorded no impairment of right of use assets for operating leases.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2022	15,892	3,630	7,176	2,069	28,767
Additions	—	—	9,484	—	9,484
Repayments	(1,412)	(1,417)	(2,214)	(353)	(5,396)
Foreign exchange translation	—	—	—	(10)	(10)
Balance at June 30, 2022	14,480	2,213	14,446	1,706	32,845
Current portion	2,127	2,213	6,872	483	11,695
Non-current portion	12,353	—	7,574	1,223	21,150

Charter hire and office rent expense
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
2022 (remaining six months)	6,465
2023	13,493
2024	5,991
2025	3,289
2026	2,809
2027	2,809
Thereafter	1,960
Total minimum lease payments	36,816
Less: Imputed interest	(3,971)
Present value of operating lease liabilities	32,845

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

In the six months ended June 30, 2022, the future rental payments include $1.9 million (in the six months ended June 30, 2021: $2.2 million) in relation to office rent costs and $34.9 million (six months ended June 2021: $37.2 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases, including short term leases, was $26.2 million for the six months ended June 30, 2022 (six months ended June 30, 2021: $41.0 million). Total cash paid in respect of operating leases was $25.8 million in six months ended June 30, 2022 (six months ended June 30, 2021: $40.3 million). The weighted average discount rate in relation to our operating leases was 4.81% and 5.14% for the six months ended June 30, 2022 and June 30, 2021, respectively. The weighted average lease term was 4.0 years and 4.9 years for the period ended June 30, 2022 and June 30, 2021, respectively.

Rental income

As of June 30, 2022, we leased out six vessels on fixed time charter rates (December 31, 2021: eight vessels) and 27 vessels (December 31, 2021: 26 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
2022 (remaining six months)	21,977
2023	5,888
2024	—
2025	—
2026	—
Thereafter	—
Total minimum lease receipts	27,865

An index-linked rate in time charter operating leases usually refers to freight rate indices issued by the Baltic Exchange, such as the Baltic Capesize Index and the Baltic Panamax Index, and, as such, these contracts are essentially operating in the spot market. Index-linked time charter rate operating leases in the table above are included at the minimum rate level of zero.

As of June 30, 2022, the cost and accumulated depreciation of the 33 vessels which were leased out to third parties, were $1,668.9 million and $330.0 million, respectively. As of December 31, 2021, the cost and accumulated depreciation of the 34 vessels which were leased out to third parties, were $1,637.3 million and $308.1 million, respectively.